Contents of Significant Accounts - Major Components of Income Tax Expense (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Current income tax expense (benefit):
Current income tax charge	$ 6,105,080		$ 6,426,598	$ 17,582,039
Adjustments in respect of current income tax of prior periods	(124,430)		(217,891)	(585,941)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	2,441,278		2,239,309	2,276,015
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	(34,010)		0	60,178
Deferred income tax related to changes in tax rates	68		0	0
Adjustment of prior year's deferred income tax	(3,227)		(120,230)	8,611
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(14,565)		(16,516)	(14,007)
Income tax expense recorded in profit or loss	8,370,194	$ 255,267	8,311,270	19,326,895
Income tax related to components of other comprehensive income (loss), Items that will not be reclassified subsequently to profit or loss
Remeasurements of defined benefit pension plans	(37,690)		(80,447)	(59,361)
Unrealized gains or losses from equity instruments investments measured at fair value through other comprehensive income	25,123		(243,057)	(71,121)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	28,783		(90,891)	123,483
Income tax related to items that will not be reclassified subsequently to profit or loss	16,216	495	(414,395)	(6,999)
Income tax related to components of other comprehensive income (loss), Items that may be reclassified subsequently to profit or loss
Exchange differences on translation of foreign operations	153,317		386,660	883,238
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(24,317)		3,768	(23,672)
Income tax related to items that may be reclassified subsequently to profit or loss	129,000	$ 3,934	390,428	859,566
Income tax charged directly to equity
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	$ 1,174		$ (1,117)	$ (2,720)